Investment Strategy - Kensington Credit Opportunities ETF	Dec. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets (including the amount of borrowings for investment purposes) in (1) U.S. and non-U.S. fixed income securities; and (2) exchange-traded funds and derivatives instruments that provide long and short exposure to U.S. and non-U.S. fixed income securities. The Fund focuses on lower-quality, higher-yielding securities across a wide range of investable asset classes using both long and short exposures. The Fund will gain exposure to fixed income securities primarily by investing in one or more of the following investment types:
•Other exchange-traded funds (“ETFs”);
•Individual bonds (or baskets of bonds);
•Bond futures; and
•Credit default swaps, credit default index swaps, and options on such instruments.
The Fund will typically seek exposure among a wide range of fixed income segments, including the following:
Lower Grade Fixed Income
•High-yield corporate bonds
•Leveraged loans, senior loans and bank loans
•Convertible bonds
Higher Grade Fixed Income
•Investment-grade corporate bonds
•Asset-backed securities, including mortgage-related securities and mortgage-backed securities
•U.S. Treasury securities
Peripheral Asset Classes
•Emerging market bonds
•Publicly-traded Business Development Companies (“BDCs”)
•High dividend equity securities
The Fund is designed to provide an actively-managed solution across various sectors of fixed income using Kensington’s investment process. The Fund will generally feature a blended portfolio that increases or decreases exposure across target asset classes.  The Fund may use both  long or short exposures to manage duration and credit risk through a two-step process that involves quantitative analysis on different aspects of fixed income investing, as well as risk management.
The Fund’s quantitative analysis process incorporates four distinct categories: Trends, Valuation, Macro Environment, and Pricing and
Flow Anomalies, using a quantitative approach with the following rationales:

Trends
The trend-following component of the Fund utilizes numerous inputs, such as par weighted index price, yields, total return index, and credit spreads. For each input, features are generated across long, medium, and short timeframes to obtain a final trend signal. The objective is to capture the essence of trends as they occur.
Frequent changes are to be expected but other process components seek to mitigate this volatility.

Valuation
This component is an inherently counter-trend or contrarian framework designed to complement trend-
following. This aspect of the process is designed to identify areas of relatively “cheap” versus “expensive”
valuations, based on historical data. This component is designed to allow the Fund to be more risk-conscious when valuations are overpriced and to identify possible counter-trend buying opportunities when valuations are at extreme historical lows.

Macro Environment
This analysis considers factors from different asset classes, such as equities and commodities. The portfolio managers believe that including a “macro-aware” framework can potentially improve allocation guidance and risk-adjusted performance. For example, rising commodity, government bond, and equity prices typically show strong or improving economic growth, whereas falling bond and equity prices but rising commodity prices could be an indicator of a “stagflationary” regime.

Pricing and Flow Anomalies
Investor timing and behavior can lead to trading anomalies that produce regular periods of lower or higher-
than-average expected returns. Kensington’s quantitative process is designed to identify these periods, and plays a role in determining asset allocation when combined with the other indicator subsets.

After using these analyses to generate forecasts of expected future performance for asset classes, quantitative portfolio optimization techniques that weigh forecasts of expected future performance and risk given real life constraints like turnover, transaction costs and slippage are applied to obtain asset class allocations in the portfolio.
Shorting / Inverse Position:  In addition to these four categories, the Fund’s quantitative model contains signals to short exposures primarily in two asset classes: U.S. Treasuries and U.S. high-yield bonds. Shorting will be typically achieved through the usage of futures contracts for U.S. Treasuries. For U.S. high-yield bonds, the Fund may short ETFs, purchase credit default swaps or utilize other derivatives, such as options and futures.
The Fund is flexible and not managed to a benchmark. The Fund may shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund has discretion to focus its investments in one or more regions or small groups of countries including both U.S. and foreign markets including emerging markets.
The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The fixed-income securities to which the Fund may have exposure are not restricted as to issuer credit quality, country, capitalization, security maturity, currency, or leverage.
The Fund will typically have significant exposure to high-yield securities, which are debt instruments rated lower than Baa3 by
Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the Adviser, or the underlying fund’s adviser where applicable, to be of similar credit quality. High-yield securities are also known as “junk bonds.”  The Fund may have exposure to junk bonds that are in default, subject to bankruptcy or reorganization.
The Fund may also take short positions from time to time to hedge or offset existing long positions.
The Fund may hold cash or cash equivalents or invest directly or indirectly in underlying funds that invest in U.S. Treasury securities of various maturities.
A portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities.
Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans
(ARMs). The Fund may invest a portion of its assets in sub-prime mortgage-related securities.
In selecting underlying funds, the Adviser considers the performance, relative fees, management experience, and underlying portfolio composition and strategy of such underlying funds.
While the Fund has no present intention to do so, the Fund may be invested in securities that become illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. The Fund may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.
The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities. The Fund will typically limit its investment in a single underlying fund to three percent of such underlying fund’s net assets, although the percentage of such underlying fund owned by the Fund may change over time as the value of such investment changes and the Fund’s overall portfolio changes.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets (including the amount of borrowings for investment purposes) in (1) U.S. and non-U.S. fixed income securities; and (2) exchange-traded funds and derivatives instruments that provide long and short exposure to U.S. and non-U.S. fixed income securities. The Fund focuses on lower-quality, higher-yielding securities across a wide range of investable asset classes using both long and short exposures. The Fund will gain exposure to fixed income securities primarily by investing in one or more of the following investment types: